UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                               ------------------

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):           [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Morton H. Sachs & Company, DBA The Sachs Company
          ------------------------------------------------
Address:  1346 South Third Street
          -----------------------
          Louisville, Kentucky  40208
          ---------------------------

Form 13F File Number:    28-1718
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher A. Nunnelley
         ------------------------
Title:   Vice-President
         --------------
Phone:   (502) 636-5282
         --------------

Signature, Place, and Date of Signing:

\S\                            Louisville, Kentucky          November, 12, 1999
--------------------------     --------------------          ------------------
[Signature]                       [City, State]                   [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- ______________      ____________________-  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                     None
                                                  ---------------
Form 13F Information Table Entry Total:                133
                                                  ---------------
Form 13F Information Table Value Total:              $ 137,845
                                                  ---------------
                                                    (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number               Name

                  28-1718
                  -------                           --------------------------

         [Repeat as necessary.]



                                THE SACHS COMPANY
                                    Form 13F

                                    CUSIP          Market                         Investment Descretion       Voting Authority
                                                                           ---------------------------------------------------------
              Name of Issuer        Number         Value         Shares      (a)     (b)    (c)      (a)  (b)      (c)
                                                                             Sole    Shd  OtherMgr  Sole  Shd     Other
                                    ------        ------        -------    --------- ---- --------  ----  ----    -----

ABBOTT LABS                       002824100        $ 602         16,400      16,400                                 16,400
ABIOMED INC COM                   003654100          363         23,450      23,450                                 23,450
AEGON NV ORD AMER REG             007924103        1,179         13,633      13,633                                 13,633
AIR PRODS & CHEMS INC             009158106          212          7,248       7,248                                  7,248
AIRTRAN HLDGS INC COM             00949P108          101         20,000      20,000                                 20,000
AMERICA ONLINE INC CO             02364J104          229          2,205       2,205                                  2,205
AMERICAN EXPRESS CO               025816109        1,075          7,965       7,965                                  7,965
AMERITECH CORP NEW                030954101          349          5,230       5,230                                  5,230
ANALOG DEVICES INC CO             032654105          513         10,000      10,000                                 10,000
AREA BANCSHARES CORP              039872106          631         21,900      21,900                                 21,900
ATLANTIC RICHFIELD CO             048825103          372          4,193       4,193                                  4,193
BANK OF AMERICA                   060505104          677         12,163      12,163                                 12,163
BANK ONE CORP COM                 06423A103        2,181         62,643      62,643                                 62,643
BARCLAYS BK PLC PFD D             06738C802          311         11,850      11,850                                 11,850
BARCLAYS BK PLC PFD E             06738C836          499         20,000      20,000                                 20,000
BARNES & NOBLE INC CO             067774109          520         20,000      20,000                                 20,000
BELL ATLANTIC CORP                077853109          320          4,750       4,750                                  4,750
BELLSOUTH CORP                    079860102        1,122         24,924      24,924                                 24,924
BP AMOCO P L C ADR SP             055622104          423          7,634       7,634                                  7,634
BRISTOL MYERS SQUIBB              110122108        1,043         15,450      15,450                                 15,450
BUDGET GROUP INC CL A             119003101        2,802        396,800     396,800                                396,800
BUTLER INTL INC NEW C             123649105        3,718        424,950     424,950                                424,950
CALIFORNIA WTR SVC GR             130788102          301         11,000      11,000                                 11,000
CALLAWAY GOLF CO COM              131193104          122         10,000      10,000                                 10,000
CAPITAL ONE FINL CORP             14040H105        1,030         26,400      26,400                                 26,400
CHASE MANHATTAN CORP              16161A108          981         13,020      13,020                                 13,020
CHEVRON CORP                      166751107          980         11,044      11,044                                 11,044
CHIEF CONS MNG CO COM             168628105          104         26,000      26,000                                 26,000
CINERGY CORP COM                  172474108          554         19,550      19,550                                 19,550
CIRCUIT CITY STORES I             172737108        3,966         94,000      94,000                                 94,000
CITIGROUP INC COM                 172967101          578         13,131      13,131                                 13,131
CLAIRES STORES INC CO             179584107          250         15,100      15,100                                 15,100
COCA COLA BOTTLING CO             191098102          453          8,081       8,081                                  8,081
COCA COLA CO                      191216100          498         10,316      10,316                                 10,316
COMDISCO INC COM                  200336105          261         13,500      13,500                                 13,500
COMPAQ COMPUTER CORP              204493100          270         11,824      11,824                                 11,824
COMPASS BANCSHARES IN             20449H109        1,663         66,500      66,500                                 66,500
COOPER INDS INC COM               216669101          243          5,200       5,200                                  5,200
CRESCENT REAL ESTATE EQUITIES     225756105          369         20,500      20,500                                 20,500
DELTA AIR LINES INC D             247361108          388          8,000       8,000                                  8,000
DIME BANCORP INC NEW              25429Q102        2,816        160,900     160,900                                160,900
DISNEY WALT PRODTNS               254687106          336         12,920      12,920                                 12,920
DPL INC                           233293109          202         11,450      11,450                                 11,450
EDAP TMS S A ADR SPON             268311107           18         10,000      10,000                                 10,000
ENTREMED INC COM                  29382F103          954         44,100      44,100                                 44,100
EQUITY INNS INC COM               294703103           94         11,000      11,000                                 11,000
EXXON CORP                        302290101        3,281         43,166      43,166                                 43,166
FIFTH THIRD BANCORP C             316773100          282          4,628       4,628                                  4,628
FIRST AMERN CORP TENN             318900107          218          5,000       5,000                                  5,000
FIRST UNION CORP COM              337358105          538         15,115      15,115                                 15,115
FIRSTAR CORP NEW WIS              33763V109        1,355         52,876      52,876                                 52,876
FLUOR CORP                        343861100          262          6,500       6,500                                  6,500
FORD MOTOR                        345370100          459          9,125       9,125                                  9,125
FOREST LABS INC COM               345838106          337          8,000       8,000                                  8,000
FORTUNE BRANDS INC CO             349631101        1,761         54,608      54,608                                 54,608
GENERAL ELEC CO                   369604103        2,358         19,884      19,884                                 19,884
GENERAL MTRS CORP                 370442105          362          5,750       5,750                                  5,750
GENZYME CORP COM-GEN              372917104        1,323         29,350      29,350                                 29,350
GIBSON GREETINGS INC              374827103          149         28,000      28,000                                 28,000
GTE CORP                          362320103          308          4,000       4,000                                  4,000
HEWLETT PACKARD CO CO             428236103          433          4,768       4,768                                  4,768
I B M                             459200101          944          7,800       7,800                                  7,800
IMATION CORP COM                  45245A107          245          7,900       7,900                                  7,900
IMMUCOR INC COM                   452526106          120         10,000      10,000                                 10,000
INTEL CORP COM                    458140100          418          5,620       5,620                                  5,620
INTERWEST BANCORP INC             460931108        1,506         72,600      72,600                                 72,600
INVESTMENT TECHNOLOGY             46145F105        1,159         50,400      50,400                                 50,400
JEFFERIES GROUP INC N             472319102        1,073         51,400      51,400                                 51,400
JEFFERSON SMURFIT GROUP PLC       47508W107          762         26,000      26,000                                 26,000
JOHNSON & JOHNSON                 478160104          386          4,200       4,200                                  4,200
JOHNS-MANVILLE CORP N             478129109          289         22,000      22,000                                 22,000
KANSAS CITY LIFE INS              484836101          380         10,410      10,410                                 10,410
KERR MCGEE CORP CVT 7.5%          492386AL1        1,555      1,585,000   1,585,000                              1,585,000
KROGER CO COM                     501044101          241         10,916      10,916                                 10,916
LEGG MASON INC COM                524901105          230          6,000       6,000                                  6,000
LG & E ENERGY CORP                501917108          729         34,307      34,307                                 34,307
LILLY, ELI AND COMPAN             532457108          496          7,732       7,732                                  7,732
LIMITED INC COM                   532716107          233          6,100       6,100                                  6,100
LUCENT TECHNOLOGIES I             549463107        1,972         30,400      30,400                                 30,400
MANPOWER INC WIS COM              56418H100          338         11,590      11,590                                 11,590
MARRIOTT INTL INC NEW             571903202          340         10,400      10,400                                 10,400
MARSH & MCLENNAN COS              571748102          599          8,750       8,750                                  8,750
MCI WORLDCOM INC COM              55268B106          250          3,483       3,483                                  3,483
MECH FINL INC COM                 583492103        8,885        269,230     269,230                                269,230
MEDFORD BANCORP INC C             584131106        1,962        127,600     127,600                                127,600
MELLON BK CORP COM                585509102          229          6,800       6,800                                  6,800
MIDLAND BK PLC PFD B              597433606          304         11,500      11,500                                 11,500
MONDAVI ROBERT CORP C             609200100          470         12,500      12,500                                 12,500
MOTOROLA INC COM                  620076109          255          2,900       2,900                                  2,900
NATIONAL CITY CORP                635405103        1,783         66,796      66,796                                 66,796
NEWELL RUBBERMAID INC             651229106          230          8,038       8,038                                  8,038
NORTH FORK BANCORP IN             659424105        5,004        256,623     256,623                                256,623
NORTHWEST AIRLINES CO             667280101        1,301         51,000      51,000                                 51,000
OSTEOTECH INC COM                 688582105          204         15,000      15,000                                 15,000
PAYCHEX INC COM                   704326107        1,324         38,791      38,791                                 38,791
PFIZER INC                        717081103        1,550         43,200      43,200                                 43,200
PHILIP MORRIS COS INS             718154107          785         22,950      22,950                                 22,950
PHILLIPS PETROLEUM CO             718507106          351          7,200       7,200                                  7,200
PNC FINANCIAL CORP                693475105        2,398         45,520      45,520                                 45,520
PROCTER & GAMBLE COMP             742718109        2,382         25,410      25,410                                 25,410
PROVIDENT FINL GROUP              743866105          240          6,575       6,575                                  6,575
PROVIDIAN FINL CORP C             74406A102        2,439         30,799      30,799                                 30,799
PULASKI FINL CORP COM             745548107        1,006         92,000      92,000                                 92,000
QUALCOMM INC COM                  747525103        2,929         15,480      15,480                                 15,480
REGIS CORP MINN COM               758932107        7,001        363,690     363,690                                363,690
RFS HOTEL INVS INC CO             74955J108        3,899        339,000     339,000                                339,000
SAFEGUARD SCIENTIFICS             786449108        2,407         35,400      35,400                                 35,400
SAKS INC COM                      79377W108          775         51,000      51,000                                 51,000
SCHERING PLOUGH CORP              806605101          606         13,900      13,900                                 13,900
SOFTWARE SPECTRUM INC             833960107        4,377        282,400     282,400                                282,400
SOTHEBY HLDGS INC CL              835898107          364         14,100      14,100                                 14,100
SOUTHERN CO COM                   842587107          221          8,600       8,600                                  8,600
SOUTHWEST GAS CORP CO             844895102          531         19,700      19,700                                 19,700
SYSCO CORP COM                    871829107          449         12,800      12,800                                 12,800
TBC CORP COM                      872180104           76         11,000      11,000                                 11,000
TELEFONICA S A ADR SP             879382208          240          5,092       5,092                                  5,092
TEXAS INSTRS INC COM              882508104          329          4,000       4,000                                  4,000
TEXAS REGL BANCSHARES             882673106        2,836        114,600     114,600                                114,600
TJX COS INC NEW COM               872540109          250          8,908       8,908                                  8,908
TOPS APPLIANCE CONV 6.5%          890910AB8          237        395,000     395,000                                395,000
TRICO BANCSHARES COM              896095106        1,231         67,000      67,000                                 67,000
T-NETIX INC COM                   872597109          168         37,300      37,300                                 37,300
UAL CORP COM PAR $0.0             902549500        2,717         41,600      41,600                                 41,600
UNION PLANTERS CORP C             908068109          326          8,000       8,000                                  8,000
UNISYS CORP                       909214108          628         13,909      13,909                                 13,909
UROMED CORP CVT 6.00%             917274AA0           79        222,000     222,000                                222,000
UST CORP COM                      902900109        1,615         52,519      52,519                                 52,519
WARNER LAMBERT CO COM             934488107        3,086         46,500      46,500                                 46,500
WAVE SYS CORP CL A                943526103          317         29,500      29,500                                 29,500
WEBSTER FINL CORP WAT             947890109          622         24,400      24,400                                 24,400
WELLS FARGO & CO NEW              949746101          281          7,100       7,100                                  7,100
WINN DIXIE STORES INC             974280109          291          9,800       9,800                                  9,800
WPP GROUP PLC ADR SPO             929309300        1,497         16,100      16,100                                 16,100
                                            --------------------------- -----------                              ---------

TOTAL                                          $ 137,845      7,451,532   7,451,532                              7,451,532
                                            =========================== ===========                              =========